Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Supplement [Text Block]	bf21_SupplementTextBlock
BLACKROCK FUNDS II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 23, 2017 to the
Prospectuses and Statement of Additional Information (“SAI”), each dated January 27, 2017, as supplemented to date

Each Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to each Fund’s Prospectuses and SAI, as applicable:

The last paragraph in the section of each Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” is deleted in its entirety.

The section of each Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” is amended to delete “Non-Diversification Risk.”

BLACKROCK 20/80 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf21_SupplementTextBlock
BLACKROCK FUNDS II
BlackRock 20/80 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 23, 2017 to the
Prospectuses and Statement of Additional Information (“SAI”), each dated January 27, 2017, as supplemented to date

Each Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to each Fund’s Prospectuses and SAI, as applicable:

The last paragraph in the section of each Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” is deleted in its entirety.

The section of each Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” is amended to delete “Non-Diversification Risk.”

BLACKROCK 40/60 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf21_SupplementTextBlock
BLACKROCK FUNDS II
BlackRock 40/60 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 23, 2017 to the
Prospectuses and Statement of Additional Information (“SAI”), each dated January 27, 2017, as supplemented to date

Each Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to each Fund’s Prospectuses and SAI, as applicable:

The last paragraph in the section of each Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” is deleted in its entirety.

The section of each Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” is amended to delete “Non-Diversification Risk.”

BLACKROCK 60/40 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf21_SupplementTextBlock
BLACKROCK FUNDS II
BlackRock 60/40 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 23, 2017 to the
Prospectuses and Statement of Additional Information (“SAI”), each dated January 27, 2017, as supplemented to date

Each Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to each Fund’s Prospectuses and SAI, as applicable:

The last paragraph in the section of each Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” is deleted in its entirety.

The section of each Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” is amended to delete “Non-Diversification Risk.”

BLACKROCK 80/20 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf21_SupplementTextBlock
BLACKROCK FUNDS II
BlackRock 80/20 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 23, 2017 to the
Prospectuses and Statement of Additional Information (“SAI”), each dated January 27, 2017, as supplemented to date

Each Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to each Fund’s Prospectuses and SAI, as applicable:

The last paragraph in the section of each Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” is deleted in its entirety.

The section of each Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” is amended to delete “Non-Diversification Risk.”